Acquisitions - Summary of Total Consideration Paid was Allocated to Assets and Liabilities Acquired Based on Relative Fair Values (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consideration:
Cash	$ 76,400	$ 35,900	$ 96,700	$ 46,400	$ 12,100
Nature's Remedy of Massachusetts, Inc.
Consideration:
Cash	7,000
Shares issued upon issuance	6,500
Transaction costs	23
Fair value of consideration exchanged	13,523
Recognized amounts of identifiable assets acquired and liabilities assumed:
Prepaid expenses and other current assets	12
Property and equipment	749
Right of use asset - finance	594
Accounts payable and accrued liabilities	(335)
Finance lease liability	(594)
Deferred tax liability	(5,660)
Total net assets acquired	13,523
Nature's Remedy of Massachusetts, Inc. | Dispensary License
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets, net	$ 18,757